John Hancock
Tax-Advantaged Dividend Income Fund
Quarterly portfolio holdings 1/31/2021

Fund’s investments
As of 1-31-21 (unaudited)
	Shares	Value
Common stocks 79.7% (52.4% of Total investments)		$632,696,907
(Cost $508,110,504)
Communication services 3.7%		29,388,010
Diversified telecommunication services 3.7%
AT&T, Inc. (A)(B)	550,000	15,746,500
Verizon Communications, Inc. (A)(B)	249,160	13,641,510
Consumer staples 1.4%		11,389,950
Tobacco 1.4%
Philip Morris International, Inc.	143,000	11,389,950
Energy 11.3%		89,655,459
Oil, gas and consumable fuels 11.3%
BP PLC, ADR (C)	845,450	18,785,897
Enbridge, Inc.	347,106	11,662,762
Equitrans Midstream Corp. (C)	720,000	4,788,000
Kinder Morgan, Inc.	1,105,000	15,558,400
ONEOK, Inc.	400,000	15,932,000
The Williams Companies, Inc. (A)(B)	1,080,000	22,928,400
Financials 3.8%		29,922,367
Banks 2.2%
Huntington Bancshares, Inc.	600,000	7,935,000
PacWest Bancorp	309,459	9,342,567
Capital markets 1.6%
Ares Management Corp., Class A	280,000	12,644,800
Utilities 59.5%		472,341,121
Electric utilities 30.6%
Alliant Energy Corp.	360,000	17,514,000
American Electric Power Company, Inc. (A)(B)(C)	375,000	30,341,250
Duke Energy Corp. (A)(B)	270,000	25,380,000
Entergy Corp. (A)(B)	318,000	30,314,940
Eversource Energy (A)(B)(C)	273,227	23,907,363
Exelon Corp. (A)(B)	195,000	8,104,200
FirstEnergy Corp.	510,000	15,687,600
NextEra Energy, Inc.	134,872	10,907,099
OGE Energy Corp. (A)(B)(C)	610,000	18,617,200
Pinnacle West Capital Corp.	50,000	3,762,500
PPL Corp. (A)(B)	775,000	21,444,250
The Southern Company (A)(B)	405,000	23,862,600
Xcel Energy, Inc. (A)(B)	207,000	13,245,930
Gas utilities 2.9%
Spire, Inc.	190,000	11,626,100
UGI Corp.	310,000	11,156,900
Independent power and renewable electricity producers 2.5%
The AES Corp.	800,000	19,512,000
Multi-utilities 23.5%
Ameren Corp. (A)(B)(C)	400,000	29,088,000
Black Hills Corp. (A)(B)	394,775	23,339,098
CenterPoint Energy, Inc. (A)(B)	880,000	18,559,200
Dominion Energy, Inc. (C)	190,000	13,849,100
Dominion Energy, Inc.	281,000	27,734,700
DTE Energy Company (A)(B)(C)	220,000	26,118,400
2	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
National Grid PLC, ADR	201,583	$11,707,941
NiSource, Inc. (A)(B)	950,000	21,042,500

Public Service Enterprise Group, Inc.	275,000	15,518,250
Preferred securities 49.6% (32.6% of Total investments)		$393,787,002
(Cost $382,271,584)
Communication services 2.1%		16,945,348
Wireless telecommunication services 2.1%
Telephone & Data Systems, Inc., 5.875%	340,000	8,510,200
Telephone & Data Systems, Inc., 6.625%	39,768	1,000,563
Telephone & Data Systems, Inc., 6.875%	261,064	6,670,185
U.S. Cellular Corp., 6.950%	30,000	764,400
Energy 0.7%		5,644,800
Oil, gas and consumable fuels 0.7%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%)	210,000	5,644,800
Financials 12.8%		101,796,457
Banks 8.3%
Bank of America Corp., 7.250%	5,250	7,679,595
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	210,854	5,901,803
Fifth Third Bancorp, 6.000%	400,000	10,732,000
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%)	188,000	5,004,560
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)	40,000	1,056,000
Truist Financial Corp., Series G, 5.200%	480,000	12,153,600
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	296,000	7,749,280
Wells Fargo & Company, 7.500%	11,000	15,884,000
Capital markets 2.3%
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%)	220,000	6,239,200
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%)	395,862	11,412,701
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	708,750
Insurance 2.2%
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	164,125	4,390,344
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%)	355,787	10,182,624
Brighthouse Financial, Inc., 6.600%	100,000	2,702,000
Health care 0.8%		6,190,800
Health care equipment and supplies 0.8%
Becton, Dickinson and Company, 6.000%	110,000	6,190,800
Information technology 0.8%		5,875,000
Semiconductors and semiconductor equipment 0.8%
Broadcom, Inc., 8.000%	4,000	5,875,000
Real estate 0.1%		762,600
Equity real estate investment trusts 0.1%
American Homes 4 Rent, 6.500%	30,000	762,600
Utilities 32.3%		256,571,997
Electric utilities 21.0%
American Electric Power Company, Inc., 6.125%	300,000	14,805,000
Duke Energy Corp., 5.125%	221,008	5,710,847
Duke Energy Corp., 5.750%	200,000	5,574,000
Interstate Power & Light Company, 5.100% (C)	1,252,023	32,803,003
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
NextEra Energy, Inc., 5.279%	205,000	$10,955,200
NextEra Energy, Inc., 6.219%	410,000	21,820,200
PG&E Corp., 5.500%	105,000	11,976,300
PPL Capital Funding, Inc., 5.900% (C)	1,013,052	25,994,914
SCE Trust II, 5.100%	636,625	15,915,625
The Southern Company, 6.750%	435,000	21,402,000
Gas utilities 1.9%
South Jersey Industries, Inc., 7.250%	220,200	8,638,446
Spire, Inc., 5.900% (B)	219,650	6,051,358
Multi-utilities 9.4%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	200,000	5,568,000
CenterPoint Energy, Inc., 7.000%	528,000	20,972,160
DTE Energy Company, 6.250%	284,000	13,171,920
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)	210,000	5,590,200
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	250,000	7,062,500
Sempra Energy, 5.750%	45,000	1,228,500
Sempra Energy, 6.750%	208,400	21,331,824

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 21.7% (14.3% of Total investments)				$172,342,668
(Cost $163,138,932)
Consumer discretionary 2.4%				19,175,313
Automobiles 2.4%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)(D)	5.700	09-30-30	10,750,000	12,080,313
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(D)	6.500	09-30-28	6,600,000	7,095,000
Financials 17.3%				137,015,025
Banks 12.8%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)(D)	5.875	03-15-28	8,500,000	9,409,245
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (B)(D)	7.375	08-19-25	13,000,000	15,018,090
Citigroup, Inc. (3 month LIBOR + 4.478%) (D)(E)	4.699	05-15-21	2,900,000	2,910,984
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (B)(D)	6.000	07-06-23	13,000,000	13,455,000
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)(D)	6.375	04-06-24	13,500,000	14,175,000
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (A)(B)(D)	5.625	07-01-25	5,000,000	5,500,000
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (A)(B)(D)	5.625	07-15-30	5,000,000	5,877,550
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (B)(D)	5.700	04-15-23	3,000,000	3,045,000
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(D)	6.750	02-01-24	3,999,000	4,496,403
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(D)	7.500	06-27-24	11,500,000	12,788,000
Natwest Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (A)(B)(C)(D)	8.000	08-10-25	8,624,000	10,124,576
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (D)	4.100	02-15-31	2,755,000	2,799,631
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (A)(B)(D)	5.900	06-15-24	2,000,000	2,110,758
4	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 0.9%
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)(D)	5.375	06-01-25	6,400,000	$7,093,504
Consumer finance 1.0%
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (B)(D)	6.125	06-23-25	7,200,000	8,108,064
Insurance 2.6%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)(D)	6.000	06-01-25	6,500,000	7,137,845
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (A)(B)(D)	5.875	03-15-28	1,000,000	1,156,500
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(D)(F)	7.000	05-13-25	13,975,000	11,808,875
Utilities 2.0%				16,152,330
Electric utilities 0.6%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(D)	6.250	02-01-22	4,750,000	4,856,875
Multi-utilities 1.4%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (B)(D)	6.125	09-01-23	10,750,000	11,295,455

	Par value^	Value
Short-term investments 1.1% (0.7% of Total investments)		$8,477,000
(Cost $8,477,000)
Repurchase agreement 1.1%		8,477,000
Repurchase Agreement with State Street Corp. dated 1-29-21 at 0.000% to be repurchased at $8,477,000 on 2-1-21, collateralized by $8,313,600 U.S. Treasury Notes, 2.125% due 12-31-22 (valued at $8,646,654)	8,477,000	8,477,000

Total investments (Cost $1,061,998,020) 152.1%	$1,207,303,577
Other assets and liabilities, net (52.1%)	(413,549,949)
Total net assets 100.0%	$793,753,628

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 1-31-21, and is a component of the fund's leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-21 was $442,214,470. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $277,947,508.
(C)	All or a portion of this security is segregated as collateral for options. Total collateral value at 1-31-21 was $104,869,156.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	5

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	980	Short	Mar 2021	$(135,154,132)	$(134,290,625)	$863,507
						$863,507
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value

Exchange-traded	Dow Jones Industrial Average Index	USD	310.00	Feb 2021	73	7,300	$37,903	$(17,228)
Exchange-traded	Dow Jones Industrial Average Index	USD	335.00	Mar 2021	725	72,500	53,080	(25,375)
Exchange-traded	S&P 500 Index	USD	3,890.00	Feb 2021	25	2,500	90,480	(4,250)
Exchange-traded	S&P 500 Index	USD	3,840.00	Feb 2021	25	2,500	95,230	(41,875)
Exchange-traded	S&P 500 Index	USD	3,940.00	Feb 2021	28	2,800	45,404	(15,680)
Exchange-traded	S&P 500 Index	USD	3,790.00	Feb 2021	96	9,600	688,125	(460,320)
Exchange-traded	S&P 500 Index	USD	3,915.00	Feb 2021	14	1,400	42,969	(11,550)
Exchange-traded	S&P 500 Index	USD	4,000.00	Feb 2021	25	2,500	36,730	(11,625)
Exchange-traded	S&P 500 Index	USD	3,820.00	Feb 2021	25	2,500	111,730	(111,730)
Exchange-traded	S&P 500 Index	USD	3,795.00	Mar 2021	99	9,900	1,254,572	(931,095)
							$2,456,223	$(1,630,728)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	107,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi Annual	Quarterly	Oct 2022	—	$(4,169,885)	$(4,169,885)
								—	$(4,169,885)	$(4,169,885)

(a)	At 1-31-21, the 3 month LIBOR was 0.202%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker's Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
6	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2021, by major security category or type:
	Total value at 1-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$632,696,907	$632,696,907	—	—
Preferred securities
Communication services	16,945,348	16,945,348	—	—
Energy	5,644,800	5,644,800	—	—
Financials	101,796,457	101,796,457	—	—
Health care	6,190,800	6,190,800	—	—
Information technology	5,875,000	5,875,000	—	—
Real estate	762,600	762,600	—	—
Utilities	256,571,997	250,981,797	$5,590,200	—
Corporate bonds	172,342,668	—	172,342,668	—
Short-term investments	8,477,000	—	8,477,000	—
Total investments in securities	$1,207,303,577	$1,020,893,709	$186,409,868	—
Derivatives:
Assets
Futures	$863,507	$863,507	—	—
Liabilities
Written options	(1,630,728)	(1,630,728)	—	—
Swap contracts	(4,169,885)	—	$(4,169,885)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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